Other Income and Expenses, Net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Income and Expenses, Net
28	OTHER INCOME AND EXPENSES, NET
For the years ended December 31, these items include the following:

	2018	2019	2020
Other income:
Sale of assets	26,007	12,748	9,118
Sale of investments	13,475	—	—
Penalty income	—	984	1,168
Supplier debt forgiveness	—	19,026	14,545
Recovery of provisions and impairments	—	23,279	6,501
Trademarks revaluation	—	20,676	—
Profit from Mizuho Bank Ltd. agreement (a)	—	89,688	—
Present value of the liability from put option	6,122	—	—
Others	12,815	13,384	4,267

	58,419	179,785	35,599

Other expenditures:
Asset impairment (b)	—	339,774	103,074
Civil repair to the Peruvian Government	73,500	69,150	64,571
Net cost of fixed assets disposal	36,931	23,697	8,682
Legal and tax litigation	—	49,754	32,186
Renegotiation of contract with suppliers	—	—	4,889
Present value of the call option	—	4,697	2,326
Provision for well closure	—	4,055	112
Administrative fine	—	1,423	1,897
Others	13,842	26,729	708

	124,273	519,279	218,445

	(65,854)	(339,494)	(182,846)

(a)
Corresponds to the refinancing agreement linked to the contract signed between Tren Urbano de Lima S.A. and Mitzuho Bank Ltd. where the Company acted as an endorsement of the transaction. Under the contract, a bond letter was issued with Mitzuho Bank Ltd. for it to be covered with a financial derivative required for the closing of the CPAOs purchase operation of the Expansion Project. The contract further indicated that in the event that the bank refinanced the debt obtained for the purchase of the CPAOS, the Company received 70% of the gains obtained.

(b)
As of December 31, 2020, corresponds a impairment of accounts receivable generated by the subsidiary Concessionaire Via Expresa Sur S.A. for S/55.8 million (Note 13(i)), as a consequence of the new estimates of the Company regarding the recovery of the investment it maintains in the project, this project concession contract has been suspended by mutual agreement with the Municipality of Lima since June; impairment accounted in CAM Holding S.P.A. for S/12.5 million for claims accepted against the guarantee account (Note 13), and impairment of accounts receivable generated by the subsidiary Concar S.A.C. for S/33.8 million to the Regional Government of Cusco (Note 10); other minor for S/0.5 million from other accounts receivable (Note 13) and S/0.1 million from trade accounts receivable (Note 10) (as of December 31, 2019 corresponds to a provision for impairment of accounts receivable from GSP for S/276 million; the subsidiary Promotora Larco Mar SA recognized an impairment in its assets in progress for S/18.2 million; the subsidiary Cumbra Peru S.A. recognized an impairment of intangibles for S/35.4 million; the subsidiary Adexus recognized an impairment of Intangibles for S/10.1 million).